14. INCOME TAXES (Details-Tax rate reconciliation)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	(35.00%)	(35.00%)
Statutory state and local income tax rate (8.25%), net of federal benefit	(5.40%)	(5.40%)
Change in valuation allowance	40.40%	40.40%
Effective tax rate	0.00%	0.00%